Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 6—Fair Value Measurements

The Company had no material financial instruments that are measured at fair value at December 31, 2016.

The table below sets forth a summary of financial instruments that are measured at fair value on a recurring basis at December 31, 2015 (in thousands):

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Convertible preferred stock warrant liabilities	$6,927	$—	$—	$6,927

The Company’s preferred stock warrants are recorded at fair value and were determined to be Level 3 fair value items. The changes in the fair value of preferred stock warrants are summarized below (in thousands):

	Year Ended December 31,
	2014	2015	2016
Beginning balance	$408	$966	$6,927
Change in value of preferred stock warrants recorded in other expense, net	558	5,961	9,458
Reclassification to convertible preferred stock upon net exercise of Series Seed warrant in February 2016	—	—	(3,789)
Conversion of preferred stock warrants to common stock warrants upon the closing of the Company’s IPO on September 26, 2016	—	—	(12,596)

Ending balance	$966	$6,927	$—

In connection with the IPO during September 2016, outstanding warrants exercisable for 1,382,505 shares of convertible preferred stock were automatically converted into warrants exercisable for 460,834 shares of Class B common stock and net exercised resulting in the issuance of 448,545 shares of Class B common stock based on the IPO price of $18.00 per share and taking into account the 1-for-3 reverse stock split. The aggregate fair value of these warrants upon the closing of the IPO was $12.6 million, which was reclassified from liabilities to additional paid-in capital.

The Company determined the fair value of the preferred stock warrants utilizing the Black-Scholes model with the following assumptions:

	Series Seed			Series A-3
	As of Dec 31,		As of	As of Dec 31,		As of
	2014	2015	Sept 26, 2016	2014	2015	Sept 26, 2016
Contractual term (years)	6.7	5.7	4.9	8.2	7.2	6.5
Expected volatility	53.9%	60.3%	59.1%	54.1%	61.3%	59.1%
Risk-free interest rate	1.97%	1.84%	1.12%	2.07%	2.09%	1.34%
Estimated dividend yield	—%	—%	—%	—%	—%	—%